Basis of Presentation and Summary of Significant Accounting Policies - Other Intangible Assets, Net (Details)	12 Months Ended
Dec. 31, 2020
Minimum | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Minimum | Reacquired franchise rights
Finite-Lived Intangible Assets [Line Items]
Useful life	1 year
Maximum | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Maximum | Reacquired franchise rights
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years